Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 20,305	$ 40,657
Inventory	10,843	10,863
Prepaid expenses	16,226	27,952
Total assets	47,374	79,472
Current liabilities:
Accounts payable and accrued liabilities	1,393,012	1,978,973
Promissory notes payable to related parties	3,091,966	4,179,458
Promissory notes payable	2,163,368	2,163,368
Interest payable to related parties	2,503,511	2,176,265
Interest payable	3,728,759	3,525,414
Lines of credit from related parties	23,196,540	19,857,871
Loan payable to related parties	3,828,847	2,421,842
Total liabilities	39,906,003	36,303,191
Shareholders’ Deficit
Ordinary shares	31,492,506	31,285,637
Additional paid-in capital	86,693,415	68,477,402
Accumulated other comprehensive loss – cumulative translation differences	(844)	(844)
Accumulated deficit	(158,043,706)	(135,985,914)
Total shareholders’ deficit	(39,858,629)	(36,223,719)
Total liabilities and shareholders’ deficit	$ 47,374	$ 79,472